Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures Of Other Liabilities [Abstract]
Summary of Other Liabilities

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Accrued expenses	2,173,256	1,617,983
Payable for other debt investments (a)	—	261,851
Derivative financial liabilities (b)	25,772	—
Provisions	110,930	112,584
Others	5,990	8,350

	2,315,948	2,000,768

Summary of Derivative Financial Liabilities
(b)	Foreign currency swaps

As of December 31, 2021
(’000)
Carrying amount	RMB25,772
Notional amount	USD170,000
Maturity date	01/09/2022
Pay side	RMB
Receive side	USD